Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document and Entity Information
Document Type	40-F
Document Registration Statement	false
Document Period End Date	Dec. 31, 2022
Document Annual Report	true
Entity File Number	001-39034
Entity Registrant Name	BELLUS HEALTH INC.
Entity Primary SIC Number	2834
Entity Incorporation, State or Country Code	Z4
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	275 Armand-Frappier Blvd.
Entity Address, City or Town	Laval
Entity Address, State or Province	QC
Entity Address, Country	CA
Entity Address, Postal Zip Code	H7V 4A7
City Area Code	450
Local Phone Number	680-4525
Title of 12(b) Security	Common Shares
Trading Symbol	BLU
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	126,567,121
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Entity Central Index Key	0001259942
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Auditor Name	KPMG LLP
Auditor Firm ID	85
Auditor Location	QC, Canada
Business Contact [Member]
Document and Entity Information
Entity Address, Address Line One	1015 15th Street, NW, Suite 1000
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20005
City Area Code	202
Local Phone Number	572-3111
Contact Personnel Name	C T Corporation System